As filed with the Securities and Exchange Commission on or about February 28,
1997

                                        Securities Act Registration No. 33-45321
                                Investment Company Act Registration No. 811-6553

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A



         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

              Pre-Effective Amendment No.                               [ ]
                                         ----
              Post-Effective Amendment No.   13                         [X]
                                            ----

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
          Amendment No.   14                                            [X]
                         ----

                        (Check appropriate box or boxes)

                     STRONG VARIABLE INSURANCE FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


     100 HERITAGE RESERVE
  MENOMONEE FALLS, WISCONSIN                                         53051
(Address of Principal Executive Offices)                           (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                THOMAS P. LEMKE
                        STRONG CAPITAL MANAGEMENT, INC.
                              100 HERITAGE RESERVE
                       MENOMONEE FALLS, WISCONSIN  53051
                    (Name and Address of Agent for Service)


     Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Securities Act of 1933; the Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on or about February 19, 1997.

     It is proposed that this filing will become effective (check appropriate box):


     [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]     on (date) pursuant to paragraph (b) of Rule 485
     [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X]     on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     [ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                     STRONG VARIABLE INSURANCE FUNDS, INC.

     This Post-Effective Amendment to the Registration Statement of the Registrant, which is currently comprised of seven Funds, relates only to Strong Discovery Fund II, Strong International Stock Fund II, and Strong Growth Fund
II. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 11 for the Strong Advantage Fund II, Strong Short-Term Bond Fund II, Strong Government Securities Fund II, or
Strong Asset Allocation Fund II.

     This Post-Effective Amendment to the Registration Statement of the Registrant is being filed to add prior performance information to the prospectuses of the Strong Discovery Fund II, Strong International Stock Fund II, and Strong Growth Fund II through a prospectus supplement. This Post-Effective Amendment incorporates by reference the prospectuses and the statements of additional information of the Strong Discovery Fund II, Strong International Stock Fund II, and Strong Growth Fund II each dated May 1, 1996, that are contained in Post-Effective Amendment No. 11 to the Registrant's Registration Statement, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45320 and 811-6552)


                             CROSS REFERENCE SHEET

                         FOR STRONG DISCOVERY FUND II,
                        STRONG ASSET ALLOCATION FUND II,
                    STRONG INTERNATIONAL STOCK FUND II, AND
                            STRONG ADVANTAGE FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                         CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                      STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  -----------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS
1.   Cover Page                                         Cover Page
2.   Synopsis                                           Inapplicable
3.   Condensed Financial Information                    Financial Highlights
4.   General Description of Registrant                  The Fund; Investment Objective and
                                                        Policies; Implementation of Policies and
                                                        Risks; Special Considerations;
                                                        Additional Information
5.   Management of the Fund                             Management, Additional Information
5A.  Management's Discussion of Fund Performance        *
6.   Capital Stock and Other Securities                 Additional Information
7.   Purchase of Securities Being Offered               Additional Information
8.   Redemption or Repurchase                           Additional Information
9.   Pending Legal Proceedings                          Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
10. Cover Page                                          Cover page
11. Table of Contents                                   Table of  Contents


                                                         CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                      STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  -----------------------------------------
12. General Information and History                     **

13. Investment Objectives and Policies                  Investment Restrictions; Investment
                                                        Policies and Techniques

14. Management of the Fund                              Directors and Officers of the Corporation

15. Control Persons and Principal Holders of            Principal Shareholders; Directors and
                                                        Officers of the Corporation; Investment
                                                        Advisor and Distributor

16. Investment Advisory and Other Services              Investment Advisor and Distributor;
                                                        Management (in Prospectus); Custodian;
                                                        Transfer Agent and Dividend-Disbursing
                                                        Agent; Administrative Services;
                                                        Independent Accountants; Legal Counsel

17. Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage

18. Capital Stock and Other Securities                  Included in Prospectus under the heading
                                                        Additional Information

19. Purchase, Redemption and Pricing of Securities      Included in Prospectus under the
    Being Offered                                       headings:  Additional Information; and
                                                        in the Statement of Additional
                                                        Information under the headings:
                                                        Investment Advisor and Distributor; and
                                                        Determination of Net Asset Value

20. Tax Status                                          Included in Prospectus under the heading
                                                        Additional Information; and Special
                                                        Considerations; and in the Statement of
                                                        Additional Information under the heading
                                                        Taxes

21. Underwriters                                        Investment Advisor and Distributor

22. Calculation of Performance Data                     Performance Information

23. Financial Statements                                Financial Statements

* Complete answer to Item is contained in each Fund's Annual Report. ** Complete answer to Item is contained in each Fund's Prospectus.

                             CROSS REFERENCE SHEET

                         FOR STRONG GROWTH FUND II AND
                         STRONG SHORT-TERM BOND FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                         CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                      STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  -----------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                                           Cover Page

2.   Synopsis                                             Inapplicable

3.   Condensed Financial Information                      Inapplicable

4.   General Description of Registrant                    The Fund; Investment Objective and
                                                          Policies; Implementation of Policies and
                                                          Risks; Special Considerations;
                                                          Additional Information

5.   Management of the Fund                               Management, Additional Information

5A.  Management's Discussion of Fund Performance          Inapplicable

6.   Capital Stock and Other Securities                   Additional Information

7.   Purchase of Securities Being Offered                 Additional Information

8.   Redemption or Repurchase                             Additional Information

9.   Pending Legal Proceedings                            Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
10.   Cover Page                                          Cover page

11.   Table of Contents                                   Table of  Contents

12.   General Information and History                     *

13.   Investment Objectives and Policies                  Investment Restrictions; Investment
                                                          Policies and Techniques

14.   Management of the Fund                              Directors and Officers of the Corporation

15.   Control Persons and Principal Holders of            Principal Shareholders; Directors and
      Securities                                          Officers of the Corporation; Investment
                                                          Advisor and Distributor

16.   Investment Advisory and Other Services              Investment Advisor and Distributor;
                                                          Management (in Prospectus); Custodian;
                                                          Transfer Agent and Dividend-Disbursing
                                                          Agent; Administrative Services;
                                                          Independent Accountants; Legal Counsel

17.   Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage


                                                         CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                      STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  -----------------------------------------
18. Capital Stock and Other Securities                  Included in Prospectus under the heading
                                                        Additional Information

19. Purchase, Redemption and Pricing of Securities      Included in Prospectus under the
    Being Offered                                       headings:  Additional Information; and
                                                        in the Statement of Additional
                                                        Information under the headings:
                                                        Additional Shareholder Information;
                                                        Investment Advisor and Distributor; and
                                                        Determination of Net Asset Value

20. Tax Status                                          Included in Prospectus under the heading
                                                        Additional Information; and Special
                                                        Considerations; and in the Statement of
                                                        Additional Information under the heading
                                                        Taxes

21. Underwriters                                        Investment Advisor and Distributor

22. Calculation of Performance Data                     Performance Information

23. Financial Statements                                Inapplicable

* Complete answer to Item is contained in each Fund's Prospectus.

                             CROSS REFERENCE SHEET

                    FOR STRONG GOVERNMENT SECURITIES FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                         CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                      STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  -----------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS
1.   Cover Page                                           Cover Page

2.   Synopsis                                             Inapplicable

3.   Condensed Financial Information                      Financial Highlights

4.   General Description of Registrant                    The Fund; Investment Objective and
                                                          Policies; Implementation of Policies and
                                                          Risks; Special Considerations;
                                                          Additional Information

5.   Management of the Fund                               Management, Additional Information;
                                                          Financial Highlights

5A.  Management's Discussion of Fund Performance          Inapplicable

6.   Capital Stock and Other Securities                   Additional Information

7.   Purchase of Securities Being Offered                 Additional Information

8.   Redemption or Repurchase                             Additional Information

9.   Pending Legal Proceedings                            Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
10.   Cover Page                                          Cover page

11.   Table of Contents                                   Table of  Contents

12.   General Information and History                     *

13.   Investment Objectives and Policies                  Investment Restrictions; Investment
                                                          Policies and Techniques

14.   Management of the Fund                              Directors and Officers of the Corporation

15.   Control Persons and Principal Holders of            Principal Shareholders; Directors and
      Securities                                          Officers of the Corporation; Investment
                                                          Advisor and Distributor

16.   Investment Advisory and Other Services              Investment Advisor and Distributor;
                                                          Management (in Prospectus); Custodian;
                                                          Transfer Agent and Dividend-Disbursing
                                                          Agent; Administrative Services;
                                                          Independent Accountants; Legal Counsel

17.   Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage


                                                         CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                      STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  -----------------------------------------
18. Capital Stock and Other Securities                  Included in Prospectus under the heading
                                                        Additional Information

19. Purchase, Redemption and Pricing of Securities      Included in Prospectus under the
    Being Offered                                       headings:  Additional Information; and
                                                        in the Statement of Additional
                                                        Information under the headings:
                                                        Additional Shareholder Information;
                                                        Investment Advisor and Distributor; and
                                                        Determination of Net Asset Value

20. Tax Status                                          Included in Prospectus under the heading
                                                        Additional Information; and Special
                                                        Considerations; and in the Statement of
                                                        Additional Information under the heading
                                                        Taxes

21. Underwriters                                        Investment Advisor and Distributor

22. Calculation of Performance Data                     Performance Information

23. Financial Statements                                Financial Statements

* Complete answer to Item is contained in each Fund's Prospectus.

           Please file this Prospectus Supplement with your records.


                             STRONG SPECIAL FUND II
                            STRONG DISCOVERY FUND II
                             STRONG GROWTH FUND II
                       STRONG INTERNATIONAL STOCK FUND II

                 Supplement to the Prospectus dated May 1, 1996


STRONG SPECIAL FUND II

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong Special Fund II, which commenced operations on May 8, 1992, has been modeled after the Strong Opportunity Fund, an existing retail fund managed by the Advisor. The Strong Opportunity Fund began operations on December 31, 1985 and, as of ________, had ________ in assets. The investment objective, policies, and strategies of the Strong Opportunity Fund are substantially similar to those of the Strong Special Fund II. The Strong Special Fund II and Strong Opportunity Fund differ in one respect, the Strong Special Fund II must invest at least 80% of its assets in equity securities (65% of which must be common stocks) while the Strong Opportunity Fund must invest at least 70% of its assets in equity securities. Nevertheless, both Funds have been managed in a substantially identical manner and, as a result, the Advisor does not believe that this difference in each Fund's stated investment policies has caused any significant change in investment results. The average annual and cumulative total returns for the Strong Opportunity Fund since inception are presented in the table below.

                                                             STRONG
YEAR                                                    OPPORTUNITY FUND(1)
--------------------------------------------------------------------------------
Average Annual Returns
        1 Year
        5 Year
        10 Year
        12/31/85 - 3/31/97
Cumulative Returns

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG OPPORTUNITY FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PAST OR FUTURE PERFORMANCE OF THE STRONG SPECIAL FUND II. THE PERFORMANCE OF THE STRONG SPECIAL FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG OPPORTUNITY FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

STRONG DISCOVERY FUND II

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong Discovery Fund II, which commenced operations on May 8, 1992, has been modeled after the Strong Discovery Fund, an existing retail fund managed by the Advisor. The Strong Discovery Fund began operations on December 31, 1987 and, as of _________, had _________ in assets. The investment objective, policies, and strategies of the Strong Discovery Fund are identical to those of the Strong Discovery Fund II. The average annual and cumulative total returns for the Strong Discovery Fund since inception are presented in the table below.

                                                             STRONG
YEAR                                                    DISCOVERY FUND (1)
-------------------------------------------------------------------------------
Average Annual Returns
        1 Year
        5 Year
        12/31/87 - 3/31/97
Cumulative Returns

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG DISCOVERY FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PRESENT OR FUTURE PERFORMANCE OF THE STRONG DISCOVERY FUND
II. THE PERFORMANCE OF THE STRONG DISCOVERY FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG DISCOVERY FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

STRONG GROWTH FUND II

PRIOR PERFORMANCE OF PORTFOLIO MANAGER. From February 1989 through July 1991, Mr. Ronald C. Ognar, the current portfolio manager of the Strong Growth Fund II, managed the Kemper Growth Fund. Mr. Ognar assumed portfolio management responsibility from the Kemper Growth Fund's previous manager. As portfolio manager, Mr. Ognar was primarily responsible for the day-to-day management of the Kemper Growth Fund and no other person played a significant part in that management. During the time that Mr. Ognar managed the Kemper Growth Fund, it had an investment objective, policies, and strategies that were substantially similar to the Strong Growth Fund II. The cumulative total return for the Kemper Growth Fund from March 1, 1989 through June 30, 1991 was 62.93% as compared to 39.32% for the S&P 500 Index over the same period. The average annual total returns for the Kemper Growth Fund for the one-year period ended June 30, 1991, and for the entire period that Mr. Ognar managed the Kemper Growth Fund compared with the performance of the S&P 500 Index were:

                                     KEMPER
        YEAR                     GROWTH FUND (1)            S&P 500 INDEX(2)
------------------------------------------------------------------------------
1 Year                              15.13%                       7.39%
3/1/89 - 6/30/91(3)                 23.27%                      15.27%

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.
(2) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.
(3) From July 1991 until he joined Strong Capital Management in April of 1993, Mr. Ognar served RCM Capital Management as a portfolio manager of certain separate accounts. Mr. Ognar has been managing the Strong Growth Fund II since its inception January 2, 1997.

Historical performance does not indicate future performance. THE KEMPER GROWTH FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE STRONG GROWTH FUND II. Share prices and investment returns will fluctuate.

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong Growth Fund II, which commenced operations on December 31, 1996, has been modeled after the Strong Growth Fund, an existing retail fund managed by the Advisor. The Strong Growth Fund began operations on December 31, 1993 and, as of _______, had _______ in assets. The investment objective, policies, and strategies of the Strong Growth Fund are identical to those of the Strong Growth Fund II. The average annual and cumulative total returns for the Strong Growth Fund since inception are presented in the table below.

                                                        STRONG
YEAR                                                 GROWTH FUND(1)
-------------------------------------------------------------------------
Average Annual Returns
        1 Year
        12/31/93 - 3/31/97
Cumulative Returns

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG GROWTH FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PRESENT OR FUTURE PERFORMANCE OF THE STRONG GROWTH FUND II. THE PERFORMANCE OF THE STRONG GROWTH FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG GROWTH FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

STRONG INTERNATIONAL STOCK FUND II

PRIOR PERFORMANCE OF SIMILAR FUND MANAGED BY THE ADVISOR. The Strong International Stock Fund II, which commenced operations on October 20, 1995, has been modeled after the Strong International Stock Fund, an existing retail fund managed by the Advisor. The Strong International Stock Fund began operations on March 4, 1992 and, as of _________, had _____ in assets. The investment objective, policies, and strategies of the Strong International Stock Fund are identical to those of the Strong International Stock Fund II. The average annual and cumulative total returns for the Strong International Stock Fund since inception are presented in the table below.

                                                      STRONG INTERNATIONAL
YEAR                                                      STOCK FUND (1)
----------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
        1 YEAR
        5 YEAR
        3/4/92 - 3/31/97
CUMULATIVE RETURNS

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses.

Historical performance does not indicate future performance. THE STRONG INTERNATIONAL STOCK FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE PRESENT OR FUTURE PERFORMANCE OF THE STRONG INTERNATIONAL STOCK FUND II. THE PERFORMANCE OF THE STRONG INTERNATIONAL STOCK FUND II MAY BE GREATER OR LESS THAN THE PERFORMANCE OF THE STRONG INTERNATIONAL STOCK FUND DUE TO, AMONG OTHER THINGS, DIFFERENCES IN EXPENSES AND CASH FLOWS. Share prices and investment returns will fluctuate.

                This Prospectus Supplement is dated May 1, 1997.

                     STRONG VARIABLE INSURANCE FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a) Financial Statements:

              (1)  For the fiscal year ended December 31, 1995
                   (audited) - Strong Discovery Fund II, Strong Advantage Fund II, Strong Asset Allocation Fund II, and Strong International Stock Fund II (all included or incorporated by reference in Parts A & B).

                   Schedule of Investments in Securities
                   Statement of Operations
                   Statement of Assets and Liabilities
                   Statement of Changes in Net Assets
                   Notes to Financial Statements
                   Financial Highlights
                   Report of Independent Accountants

                   Incorporated by reference to the Annual Reports to Shareholders of the Strong Variable Insurance Funds dated December 31, 1995, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45321 and 811-6553)

              (2)  For the two-month fiscal period ended February
                   29, 1996 (unaudited) - Strong Advantage Fund II, Strong Asset Allocation Fund II, and Strong International Stock Fund II (included in Part B).

                   Schedule of Investments in Securities
                   Statement of Operations
                   Statement of Assets and Liabilities
                   Statement of Changes in Net Assets
                   Notes to Financial Statements
                   Financial Highlights

                   Incorporated by reference to the Interim Financial Statements included in Part B of Post-Effective Amendment No. 11 to the Registrant's Registration Statement, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45321 and 811-6553)

              (3)  For the five-month period ended June 30, 1996
                   (unaudited) - Strong Government Securities Fund II (included in Part B).

                   Schedule of Investments in Securities
                   Statement of Operations
                   Statement of Assets and Liabilities
                   Statement of Changes in Net Assets
                   Notes to Financial Statements
                   Financial Highlights

                   Incorporated by reference to the Interim Financial Statements included in Part B of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45321 and 811-6553)

            (4)     Strong Growth Fund II and Strong Short-Term Bond
                    Fund II.

                    Inapplicable.

        (b) Exhibits

            (1)     Amended and Restated Articles of Incorporation
            (1.1)   Amendment to Articles of Incorporation
            (1.2)   Amendment to Articles of Incorporation
            (2)     Restated Bylaws
            (3)     Inapplicable
            (4)     Inapplicable
            (5)     Investment Advisory Agreement
            (5.1)   Schedule of Additional Funds (Strong Advantage
                    Fund II, Strong Asset Allocation Fund II, Strong Government
                    Securities Fund II, Strong Growth Fund II, and Strong
                    International Stock Fund II)
            (5.2)   Schedule of Additional Funds (Strong Short-Term
                    Bond Fund II)
            (6)     Distribution Agreement
            (7)     Inapplicable
            (8)     Custody Agreement with Firstar (Strong
                    Advantage Fund II, Strong Asset Allocation Fund II, Strong
                    Discovery Fund II, Strong Government Securities Fund II,
                    Strong Growth Fund II, and Strong Short-Term Bond Fund II)
            (8.1)   Custody Agreement with Brown Brothers Harriman &
                    Co. (Strong International Stock Fund II)
            (8.1.1) Amendment to Custody Agreement with Brown Brothers Harriman
                    & Co. (Strong International Stock Fund II)
            (8.2)   Global Custody Agreement with Brown Brothers
                    Harriman & Co. (Strong Advantage Fund II, Strong Asset
                    Allocation Fund II, Strong Discovery Fund II, Strong Growth
                    Fund II, and Strong Short-Term Bond Fund II)
            (9)     Shareholder Servicing Agent Agreement
            (10)    Inapplicable
            (11)    Inapplicable
            (12)    Inapplicable
            (13)    Inapplicable
            (14)    Inapplicable
            (15)    Inapplicable
            (16)    Computation of Performance Figures
            (17)    Power of Attorney
            (18)    Inapplicable
            (27)    Financial Data Schedule

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities


                                                Number of Record Holders
              Title of Class                      as of February 1, 1997
       ----------------------------             ------------------------

       Common Stock, $.00001 par value:

          Strong Advantage Fund II                         5
          Strong Asset Allocation Fund II                  4
          Strong Discovery Fund II                        14

          Strong Government Securities Fund II                         2
          Strong Growth Fund II                                        2
          Strong International Stock Fund II                           7
          Strong Short-Term Bond Fund II                               1




Item 27.  Indemnification

     Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group, First State Insurance Company, Chubb Group, and Gulf Insurance Companies in the aggregate amount of $40,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law, Article VII of Registrant's Bylaws provides as follows:


      ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

           SECTION 7.01. Mandatory Indemnification. The corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

           SECTION 7.02. Permissive Supplementary Benefits. The corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

           SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

           SECTION 7.04. Investment Company Act. In no event shall the corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 28.  Business and Other Connections of Investment Advisor

     The information contained under "Management" in the Prospectus and under "Directors and Officers of the Corporation" and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  Principal Underwriters

     (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Special Fund II, Inc.; and Strong Total Return Fund, Inc.

     (b) The information contained under "Management" in the Prospectus and under "Directors and Officers of the Corporation" and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (c)  None

Item 30.  Location of Accounts and Records

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

     (a)  Inapplicable.

     (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from commencement of operations with respect to Strong Growth Fund II and Strong Short-Term Bond Fund II.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong Discovery Fund II's, Strong Advantage Fund II's, Strong Asset Allocation Fund II's, Strong Government Securities Fund II's, and Strong International Stock Fund II's latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 27th day of February, 1997.

                                         STRONG VARIABLE INSURANCE FUNDS, INC.
                                         (Registrant)



                                         By:  /s/ John Dragisic
                                            ------------------------
                                             John Dragisic, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


        NAME                          TITLE                        DATE
        ----                          -----                        ----
                       President (Principal Executive
                       Officer and acting Principal
                       Financial and Accounting Officer)
/s/ John Dragisic      and a Director                        February 27, 1997
---------------------
John Dragisic

/s/ Richard S. Strong  Chairman of the Board and a Director  February 27, 1997
---------------------
Richard S. Strong
                       Director                              February 27, 1997
---------------------
Marvin E. Nevins*
                       Director                              February 27, 1997
---------------------
Willie D. Davis*
                       Director                              February 27, 1997
---------------------
William F. Vogt*
                       Director                              February 27, 1997
---------------------
Stanley Kritzik*


* Thomas P. Lemke signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to the Registration Statement of Registrant filed with the SEC on or about April 21, 1995.


                                         By:  /s/ Thomas P. Lemke
                                             ---------------------
                                                  Thomas P. Lemke
                                                  Vice President

                                 EXHIBIT INDEX


                                                                               EDGAR
Exhibit No.                             Exhibit                             Exhibit No.
-----------                             -------                             -----------
(1)          Amended and Restated Articles of Incorporation                 EX-99.B1(1)

(1.1)        Amendment to Articles of Incorporation                         EX-99.B1.1(2)

(1.2)        Amendment to Articles of Incorporation                         EX-99.B1.2(4)

(2)          Restated Bylaws                                                EX-99.B2(3)

(3)          Inapplicable

(4)          Inapplicable

(5)          Investment Advisory Agreement                                  EX-99.B5(1)

(5.1)        Schedule of Additional Funds (Strong Advantage Fund II,        EX-99.B5.1(3)
             Strong Asset Allocation Fund II, Strong Government
             Securities Fund II, Strong Growth Fund II, and Strong
             International Stock Fund II)

(5.2)        Schedule of Additional Funds (Strong Short-Term Bond Fund II)  EX-99.B5.2(4)

(6)          Distribution Agreement                                         EX-99.B6(3)

(7)          Inapplicable

(8)          Custody Agreement with Firstar (Strong Advantage Fund II,      EX-99.B8(5)
             Strong Asset Allocation Fund II, Strong Discovery Fund II,
             Strong Government Securities Fund II, Strong Growth Fund II,
             and Strong Short-Term Bond Fund II)

(8.1)        Custody Agreement with Brown Brothers Harriman & Co. (Strong   EX-99.B8.1(5)
             International Stock Fund II)

(8.1.1)      Amendment to Custody Agreement with Brown Brothers Harriman    EX-99.B8.1.1(4)
             & Co. (Strong International Stock Fund II)

(8.2)        Global Custody Agreement with Brown Brothers Harriman & Co.    EX-99.B8.2(5)
             (Strong Advantage Fund II, Strong Asset Allocation Fund II,
             Strong Discovery Fund II, Strong Growth Fund II, and Strong
             Short-Term Bond Fund II)

(9)          Shareholder Servicing Agent Agreement                          EX-99.B9(3)

(10)         Inapplicable

(11)         Inapplicable

(12)         Inapplicable

(13)         Inapplicable




(14)         Inapplicable

(15)         Inapplicable

(16)         Computation of Performance Figures (Strong Discovery Fund      EX-99.B16(4)
             II, Strong Advantage Fund II, Strong Asset Allocation Fund
             II, and Strong International Stock Fund II)

(17)         Power of Attorney(1)

(18)         Letter of Representation

(27)         Financial Data Schedule                                        EX-27.1 Discovery II
                                                                            EX-27.2 International
                                                                            Stock II

------------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Registrant filed on or about April 20, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Registrant filed on or about May 9, 1995.

(3) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Registrant filed on or about July 7, 1995.

(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Registrant filed on or about April 23, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Registrant filed on or about July 30, 1996.